Company's Deferred Income Tax Assets (Detail) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Deferred Tax Assets [Line Items]
Loss carryforwards	$ 628,063	$ 351,569
Less - valuation allowance	(628,063)	(351,569)
Total net deferred tax assets	$ 0	$ 0